Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	$ 17,000		$ 20,580
Long-term debt	$ (1,896,407)		(1,791,226)
Shipbuilding supervision and crew training services | Shell
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate over remaining duration of contract	8.00%	8.00%
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted joint ventures (note 6)	$ 131,439		272,514
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(387,831)		(368,612)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	254,020		243,173
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,508,576)		(1,422,614)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	636		1,080
Interest rate swap agreements – liabilities	(81,475)		(87,681)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swaption agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaption agreements – assets	15		3,283
Interest rate swaption agreements – liabilities	(535)		(4,230)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements – assets	8,688		0
Cross-currency swap agreements – liabilities	(49,956)		(99,786)
Carrying Amount Asset (Liability) | Level 2 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	17,000		20,580
Vessels and equipment	17,000		0
Carrying Amount Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	5,028		10,985
Carrying Amount Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	2,390		2,134
Carrying Amount Asset (Liability) | Level 3 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels under capital leases	52,914		0
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(395,473)		(366,418)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	254,020		243,173
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,472,367)		(1,381,287)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	636		1,080
Interest rate swap agreements – liabilities	(81,475)		(87,681)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swaption agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaption agreements – assets	15		3,283
Interest rate swaption agreements – liabilities	(535)		(4,230)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements – assets	8,688		0
Cross-currency swap agreements – liabilities	(49,956)		(99,786)
Fair Value Asset (Liability) | Level 2 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	17,000		20,580
Vessels and equipment	17,000		0
Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	5,004		10,944
Fair Value Asset (Liability) | Level 3 | Shipbuilding supervision and crew training services | Shell
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	5,000		10,900
Fair Value Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	2,390		2,134
Fair Value Asset (Liability) | Level 3 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels under capital leases	$ 52,914		$ 0